Not FDIC Insured May Lose Value No Bank Guarantee
TLTEI-Q3PH

Statement of Investments
(unaudited)
Templeton Emerging Markets Income Fund 2
Notes to Statement of Investments 10

Templeton Emerging Markets Income Fund
Statement of Investments (unaudited), September 30, 2021
Quarterly Statement of Investments See Notes to Statement of Investments.

a a Industry Shares a Value
a
Common Stocks 0.3%
Mexico 0.0%
a,b
Corp. GEO SAB de CV, B .......... Household Durables 221,287 $ —
b
South Africa 0.3%
a,b,c
K2016470219 South Africa Ltd., A .... Multiline Retail 93,760,463 —
a,b,c
K2016470219 South Africa Ltd., B .... Multiline Retail 161,018,517 —
b,d
Platinum Group Metals Ltd., 144A .... Metals & Mining 48,837 97,531
b
Platinum Group Metals Ltd. ......... Metals & Mining 469,750 944,198
1,041,729
Total Common Stocks (Cost $9,933,828) .......................................
1,041,729
Warrants
a a a a a
Warrants 0.0%
Mexico 0.0%
a,b
Corp. GEO SAB de CV , 12/30/27 .... Household Durables 346,196 —
Total Warrants (Cost $–) ......................................................
—
Principal
Amount
*
Convertible Bonds 1.1%
Bermuda 0.1%
d,e,f
Digicel Group Holdings Ltd., Sub. Bond,
144A, PIK, 7%, Perpetual ......... Wireless Telecommunication Services 533,093 419,345
South Africa 1.0%
Platinum Group Metals Ltd., Sub. Note,
6.875%, 7/01/22 ................ Metals & Mining 4,000,000 3,686,036
Total Convertible Bonds (Cost $4,114,763) ......................................
4,105,381
Corporate Bonds 3.6%
Bermuda 0.1%
d,e
Digicel Group Holdings Ltd., Senior
Note, 144A, PIK, 8%, 4/01/25 ...... Wireless Telecommunication Services 359,251 314,855
Costa Rica 3.5%
a,c
Reventazon Finance Trust, Senior
Secured Bond, 144A, 8%, 11/15/33 . Diversified Financial Services 12,350,880 13,404,022
South Africa 0.0%
a,d,e
K2016470219 South Africa Ltd. ,
Senior Secured Note, 144A, PIK, 3%,
12/31/22 ..................... Multiline Retail 7,886,866 —
Senior Secured Note, 144A, PIK, 8%,
12/31/22 ..................... Multiline Retail 2,668,360 EUR —
a,d,e
K2016470260 South Africa Ltd., Senior
Secured Note, 144A, PIK, 25%,
12/31/22 ..................... Multiline Retail 48,805,216 —
—
Total Corporate Bonds (Cost $47,049,646) ......................................
13,718,877
a a Industry
Principal
Amount
*
a Value
Foreign Government and Agency Securities 78.3%
Argentina 5.6%
g
Argentina BONCER ,
Index Linked, 1.4%, 3/25/23 ....... 154,103,398 ARS 743,446

Templeton Emerging Markets Income Fund
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Argentina (continued)
g
Argentina BONCER, (continued)
Index Linked, 1.5%, 3/25/24 ....... 164,072,521 ARS $ 728,889
Argentina Government Bond ,
15.5%, 10/17/26 ................ 354,647,000 ARS 699,824
Senior Note, 1%, 7/09/29 ......... 2,693,610 1,030,333
Senior Note, 0.125%, 7/09/30 ...... 18,837,775 6,955,283
Senior Bond, 0.125%, 7/09/35 ..... 34,512,222 11,373,848
21,531,623
Brazil 2.9%
Brazil Notas do Tesouro Nacional ,
10%, 1/01/25 .................. 19,050,000 BRL 3,477,405
10%, 1/01/29 .................. 4,730,000 BRL 833,983
10%, 1/01/31 .................. 40,030,000 BRL 6,906,388
11,217,776
Colombia 4.8%
Colombia Government Bond ,
Senior Bond, 4.375%, 3/21/23 ..... 164,000,000 COP 43,220
Senior Bond, 9.85%, 6/28/27 ...... 262,000,000 COP 80,675
Colombia Titulos de Tesoreria ,
B, 7%, 5/04/22 ................. 3,760,700,000 COP 1,012,580
B, 10%, 7/24/24 ................ 12,274,000,000 COP 3,599,044
B, 7.5%, 8/26/26 ............... 18,845,000,000 COP 5,130,064
B, 6%, 4/28/28 ................. 3,627,000,000 COP 896,622
B, 7.75%, 9/18/30 .............. 29,302,000,000 COP 7,860,765
18,622,970
Dominican Republic 4.6%
d
Dominican Republic Government Bond ,
Senior Bond, 144A, 4.875%, 9/23/32 2,150,000 2,198,397
Senior Bond, Reg S, 6.85%, 1/27/45 14,000,000 15,662,640
17,861,037
Ecuador 8.5%
d
Ecuador Government Bond ,
Senior Note , 144A, 0.5%, 7/31/30 .. 4,972,000 4,176,530
Senior Bond, 144A, 0.5%, 7/31/35 .. 30,733,500 20,399,668
Senior Bond, 144A, 0.5%, 7/31/40 .. 14,045,250 8,172,720
32,748,918
Egypt 2.1%
d
Egypt Government Bond ,
Senior Bond, 144A, 5.875%, 6/11/25 2,930,000 3,041,076
Senior Note, 144A, 5.25%, 10/06/25 . 4,820,000 4,924,662
7,965,738
El Salvador 0.5%
d
El Salvador Government Bond, Senior
Bond, 144A, 7.65%, 6/15/35 ....... 2,650,000 1,921,250
Ethiopia 2.6%
d
Ethiop ia Government Bond, Senior
Note , 144A, 6.625%, 12/11/24 ..... 11,310,000 9,844,857

Templeton Emerging Markets Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Ghana 7.2%
Ghana Government Bond ,
19.5%, 10/18/21 ................ 5,917,000 GHS $ 983,579
18.75%, 1/24/22 ................ 2,220,000 GHS 373,917
18.25%, 7/25/22 ................ 5,499,000 GHS 934,881
17.6%, 11/28/22 ................ 670,000 GHS 113,328
Senior Note , 18.5%, 1/02/23 ...... 420,000 GHS 71,662
20.75%, 1/16/23 ................ 700,000 GHS 122,338
16.5%, 2/06/23 ................ 6,750,000 GHS 1,125,413
Senior Note, 17.6%, 2/20/23 ...... 12,970,000 GHS 2,189,092
Senior Note , 17.25%, 7/31/23 ...... 1,530,000 GHS 254,501
19%, 9/18/23 .................. 690,000 GHS 117,450
18.85%, 9/28/23 ................ 22,496,000 GHS 3,830,239
19.25%, 11/27/23 ............... 1,540,000 GHS 263,218
19.25%, 12/18/23 ............... 2,128,000 GHS 363,750
Senior Note, 17.7%, 3/18/24 ...... 58,090,000 GHS 9,654,548
19.75%, 3/25/24 ................ 360,000 GHS 62,197
21.7%, 3/17/25 ................ 14,470,000 GHS 2,601,951
Senior Note, 16.25%, 4/07/25 ...... 1,660,000 GHS 261,123
19.25%, 6/23/25 ................ 8,770,000 GHS 1,481,469
Senior Note, 18.3%, 3/02/26 ...... 13,500,000 GHS 2,195,802
19%, 11/02/26 ................. 2,930,000 GHS 482,076
27,482,534
Indonesia 13.3%
Indonesia Government Bond ,
FR61, 7%, 5/15/22 .............. 36,905,000,000 IDR 2,639,755
FR63, 5.625%, 5/15/23 .......... 9,314,000,000 IDR 668,493
FR39, 11.75%, 8/15/23 .......... 1,780,000,000 IDR 141,295
FR70, 8.375%, 3/15/24 .......... 43,158,000,000 IDR 3,293,577
FR44, 10%, 9/15/24 ............. 1,066,000,000 IDR 85,563
FR81, 6.5%, 6/15/25 ............ 304,846,000,000 IDR 22,396,197
FR40, 11%, 9/15/25 ............. 26,450,000,000 IDR 2,242,236
FR86, 5.5%, 4/15/26 ............ 276,239,000,000 IDR 19,531,183
FR59, 7%, 5/15/27 .............. 1,445,000,000 IDR 108,331
51,106,630
Oman 4.8%
d
Oman Government Bond, Senior Bond,
144A, 4.75%, 6/15/26 ............ 17,920,000 18,411,940
Peru 1.8%
Peru Bonos De Tesoreria , 5.7%, 8/12/24 27,600,000 PEN 6,922,023
Senegal 4.8%
d
Seneg al Government Bond, Senior
Note , 144A, 6.25%, 7/30/24 ....... 16,700,000 18,435,030
South Korea 4.0%
h
K orea Treasury Bond, Senior Note ,
1.75%, 9/10/26 ................ 18,300,000,000 KRW 15,271,262
Sri Lanka 0.8%
d
Sri Lanka Government Bond ,
Senior Note, 144A, 5.75%, 4/18/23 .. 200,000 132,808
Senior Note, 144A, 6.35%, 6/28/24 .. 400,000 256,672
Senior Bond, 144A, 6.85%, 11/03/25 940,000 593,083
Senior Bond, 144A, 6.2%, 5/11/27 .. 2,670,000 1,643,599
Senior Bond, 144A, 6.75%, 4/18/28 . 200,000 122,588

Templeton Emerging Markets Income Fund
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Sri Lanka (continued)
d
Sri Lanka Government Bond,
(continued)
Senior Bond, 144A, 7.85%, 3/14/29 . 291,000 $ 179,134
2,927,884
Thailand 4.4%
Bank of Thailand ,
Senior Note, 1.32%, 11/25/21 ...... 66,040,000 THB 1,965,304
0.9%, 2/24/22 ................. 278,090,000 THB 8,278,884
Thailand Government Bond, Senior
Bond, 3.65%, 12/17/21 ........... 226,544,000 THB 6,776,736
17,020,924
Turkey 2.9%
Turkey Government Bond ,
13.9%, 11/09/22 ................ 50,270,000 TRY 5,468,187
12.2%, 1/18/23 ................ 3,380,000 TRY 358,919
7.1%, 3/08/23 ................. 14,430,000 TRY 1,418,684
16.2%, 6/14/23 ................ 17,870,000 TRY 1,979,011
8.8%, 9/27/23 ................. 9,290,000 TRY 900,283
10.4%, 3/20/24 ................ 790,000 TRY 76,825
12.6%, 10/01/25 ................ 8,670,000 TRY 832,885
11,034,794
Uzbekistan 2.7%
d
Uzbekist an Government Bond, Senior
Note , 144A, 14%, 7/19/24 ........ 107,400,000,000 UZS 10,321,128
Total Foreign Government and Agency Securities (Cost $338,564,686) ............
300,648,318
Shares
Escrows and Litigation Trusts 0.0%
a,b
K2016470219 South Africa Ltd., Escrow
Account ...................... 1,140,749 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $399,662,923) ...............................
319,514,305
Short Term Investments 18.1%
a a
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 10.9%
Argentina 0.1%
g,i
Argentina Letras de la Nacion Argentina
con Ajuste por CER ,
Index Linked, 2/28/22 ............ 54,669,740 ARS 273,723
Index Linked, 6/30/22 ............ 15,567,527 ARS 85,306
359,029
Egypt 10.8%
i
Egypt Treasury Bills ,
10/19/21 ..................... 350,000,000 EGP 22,205,393
2/01/22 ...................... 147,500,000 EGP 9,039,877

Templeton Emerging Markets Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

Short Term Investments
(continued)
a a
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Egypt (continued)
i
Egypt Treasury Bills, (continued)
3/01/22 ...................... 172,900,000 EGP $ 10,498,765
41,744,035
Total Foreign Government and Agency Securities (Cost $42,051,629) ..............
42,103,064
Industry Shares
Money Market Funds 7.2%
United States 7.2%
j,k
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% .......... 27,553,664 27,553,664
Total Money Market Funds (Cost $27,553,664) ..................................
27,553,664
a a a a a
Total Short Term Investments (Cost $69,605,293 ) ................................
69,656,728
a a a
Total Investments (Cost $469,268,216) 101.4% ..................................
$389,171,033
Other Assets, less Liabilities (1.4)% ...........................................
(5,376,407)
Net Assets 100.0% ...........................................................
$383,794,626
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Fair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
b
Non-income producing.
c
See Note 6 regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2021, the aggregate value of these securities was $121,269,513, representing 31.6% of net assets.
e
Income may be received in additional securities and/or cash.
f
Perpetual security with no stated maturity date.
g
Redemption price at maturity is adjusted for inflation.
h
A portion or all of the security purchased on a delayed delivery basis.
i
The security was issued on a discount basis with no stated coupon rate.
j
See Note 7 regarding investments in affiliated management investment companies.
k
The rate shown is the annualized seven-day effective yield at period end.

Templeton Emerging Markets Income Fund
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

At September 30, 2021, the Fund had the following forward exchange contracts outstanding. See Note 3.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Brazilian Real ...... JPHQ Buy 107,795,011 20,444,375 10/04/21 $ — $ (660,755)
Brazilian Real ...... JPHQ Sell 107,795,011 19,899,393 10/04/21 115,773 —
Chilean Peso ...... GSCO Buy 736,324,832 955,224 10/04/21 — (47,973)
Chilean Peso ...... GSCO Sell 736,324,832 918,855 10/04/21 11,605 —
Chilean Peso ...... JPHQ Buy 3,057,400,000 4,145,683 10/04/21 — (378,557)
Chilean Peso ...... JPHQ Sell 3,057,400,000 3,874,541 10/04/21 107,414 —
Indian Rupee ...... JPHQ Buy 181,681,200 2,480,086 10/07/21 — (31,770)
Indian Rupee ...... CITI Buy 176,517,700 2,409,551 10/08/21 — (31,209)
Indian Rupee ...... JPHQ Buy 235,005,000 3,207,821 10/08/21 — (41,440)
Indian Rupee ...... CITI Buy 212,775,700 2,903,400 10/12/21 — (38,415)
Indian Rupee ...... HSBK Buy 1,382,976,200 18,408,266 10/12/21 213,251 —
Australian Dollar .... JPHQ Sell 17,356,828 12,995,969 10/13/21 452,562 —
Chilean Peso ...... GSCO Buy 2,502,750,000 3,359,171 10/14/21 — (277,797)
Chinese Yuan ...... HSBK Buy 55,642,500 8,371,259 10/15/21 250,092 —
Indian Rupee ...... HSBK Buy 406,505,377 5,398,980 10/18/21 69,136 —
Chilean Peso ...... JPHQ Buy 9,710,450,540 13,875,045 10/19/21 — (1,924,151)
Chilean Peso ...... JPHQ Buy 3,164,270,000 4,004,608 10/29/21 — (113,229)
Brazilian Real ...... MSCO Buy 44,800,000 8,522,133 11/03/21 — (338,513)
Chilean Peso ...... GSCO Buy 769,254,832 996,574 11/04/21 — (50,992)
Chilean Peso ...... GSCO Buy 1,062,561,099 1,367,447 11/05/21 — (61,436)
Indian Rupee ...... CITI Buy 1,292,046,400 17,179,647 11/10/21 141,956 —
Peruvian Nuevo Sol . JPHQ Buy 6,695,600 1,639,512 11/10/21 — (19,433)
Peruvian Nuevo Sol . CITI Buy 18,991,600 5,222,623 11/12/21 — (627,726)
Peruvian Nuevo Sol . CITI Sell 18,991,600 4,921,379 11/12/21 326,482 —
South Korean Won .. JPHQ Buy 24,565,375,190 20,939,136 11/16/21 — (211,634)
Columbian Peso .... MSCO Buy 45,760,000,000 12,162,365 11/18/21 38,671 (222,212)
Chinese Yuan ...... JPHQ Buy 38,659,970 5,925,935 11/22/21 45,827 —
Columbian Peso .... JPHQ Buy 65,129,932,925 16,746,142 11/29/21 290,871 —
Chilean Peso ...... GSCO Buy 2,519,331,514 3,203,178 11/30/21 — (112,958)
Brazilian Real ...... JPHQ Buy 107,795,011 19,705,863 12/02/21 — (121,260)
Russian Ruble ..... JPHQ Buy 55,906,100 742,790 12/06/21 17,091 —
Russian Ruble ..... MSCO Buy 769,761,600 10,238,234 12/06/21 224,445 —
Russian Ruble ..... JPHQ Buy 103,395,800 1,378,794 12/07/21 26,222 —
Russian Ruble ..... DBAB Buy 253,328,200 3,402,868 12/09/21 37,822 —
Chinese Yuan ...... CITI Buy 112,858,730 17,347,402 12/10/21 60,670 —
Chinese Yuan ...... JPHQ Buy 43,311,600 6,699,189 12/10/21 — (18,524)
Russian Ruble ..... DBAB Buy 162,345,100 2,187,420 12/10/21 16,992 —
Chinese Yuan ...... BOFA Buy 87,535,240 13,450,199 12/13/21 48,484 —
Chinese Yuan ...... JPHQ Buy 77,431,540 11,972,326 12/13/21 — (31,720)
Chilean Peso ...... GSCO Buy 6,235,396,147 7,982,840 12/15/21 — (344,779)
Chinese Yuan ...... HSBK Buy 56,006,770 8,655,175 12/15/21 — (19,871)
Indian Rupee ...... CITI Buy 273,714,061 3,675,248 12/15/21 — (19,283)
Indian Rupee ...... HSBK Buy 356,808,577 4,836,771 12/15/21 — (70,923)
Russian Ruble ..... DBAB Buy 242,426,000 3,194,810 12/15/21 92,882 —
Indian Rupee ...... JPHQ Buy 2,204,400,000 29,366,940 12/20/21 60,907 —
Chilean Peso ...... GSCO Buy 111,230,000 150,331 12/23/21 — (14,181)
Chilean Peso ...... GSCO Buy 27,660,000 34,752 12/28/21 — (910)
Chinese Yuan ...... CITI Buy 51,389,220 7,828,949 1/12/22 76,533 —
Chilean Peso ...... JPHQ Buy 8,813,962,054 11,100,708 1/13/22 — (332,267)
Chilean Peso ...... GSCO Buy 736,324,832 911,293 1/14/22 — (11,769)

Templeton Emerging Markets Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

At September 30, 2021, the Fund had the following interest rate swap contracts outstanding. See Note 3.
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Australian Dollar .... HSBK Sell 8,617,983 6,325,858 1/18/22 $ 94,570 $ —
Indian Rupee ...... JPHQ Buy 181,168,300 2,347,044 1/27/22 60,054 —
Chilean Peso ...... GSCO Buy 3,111,265,884 3,940,306 2/11/22 — (148,790)
Russian Ruble ..... JPHQ Buy 177,085,400 2,356,935 3/03/22 9,901 —
Russian Ruble ..... MSCO Buy 476,641,100 6,343,374 3/03/22 27,179 —
Chinese Yuan ...... BOFA Buy 73,010,200 11,163,298 3/09/22 19,318 —
Russian Ruble ..... DBAB Buy 160,802,800 2,137,215 3/11/22 9,098 —
Australian Dollar .... CITI Sell 1,753,000 1,282,218 3/21/22 14,452 —
Indonesian Rupiah .. SCNY Buy 147,000,000,000 9,852,547 3/22/22 214,454 —
Chilean Peso ...... GSCO Buy 5,596,126,574 7,055,305 5/11/22 — (290,220)
Columbian Peso .... GSCO Buy 81,480,000,000 22,129,278 6/13/22 — (1,189,651)
Total Forward Exchange Contracts ................................................... $3,174,714 $(7,804,348)
Net unrealized appreciation (depreciation) ............................................ $(4,629,634)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Interest Rate Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount * Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Fixed 7.075% . At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/24 20,057,000 BRL $ (84,857) $ — $ (84,857)
Receive Fixed 7.565% . At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/25 8,093,521 BRL (58,527) — (58,527)
Receive Fixed 7.62% .. At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/25 7,983,000 BRL (53,911) — (53,911)
Receive Fixed 7.62% .. At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/25 7,486,434 BRL (52,654) — (52,654)
Receive Fixed 7.625% . At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/25 9,180,972 BRL (63,550) — (63,550)
Receive Fixed 8.13% .. At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/25 40,813,571 BRL (189,855) — (189,855)
Receive Fixed 8.13% .. At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/04/27 30,914,651 BRL (444,775) — (444,775)
Receive Fixed 8.19% .. At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/04/27 900,000 BRL (10,727) — (10,727)

Templeton Emerging Markets Income Fund
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

See Abbreviations on page 17.
Interest Rate Swap Contracts
(continued)
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount* Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts (continued)
Receive Fixed 8.37% .. At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/29 1,443,981 BRL $ (26,762) $ — $ (26,762)
Receive Fixed 8.405% . At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/29 2,006,000 BRL (36,085) — (36,085)
Receive Fixed 8.45% .. At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/29 1,795,371 BRL (31,758) — (31,758)
Receive Fixed 8.485% . At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/29 955,784 BRL (16,627) — (16,627)
Total Interest Rate Swap Contracts ............................... $(1,070,088) $ — $(1,070,088)
*
In U.S. dollars unless otherwise indicated.

Templeton Emerging Markets Income Fund
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
1. Organization
Templeton Emerging Markets Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as a closed-end management investment company and applies the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Templeton Emerging Markets Income Fund
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund’s portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Derivative Financial Instruments
The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.
Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties.
These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/
or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the
ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
 At September 30, 2021, the Fund received $540,519 in United Kingdom Inflation-Linked Gilt as collateral for derivatives.
2. Financial Instrument Valuation
(continued)

Templeton Emerging Markets Income Fund
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.
4. Concentration of Risk
Investments in issuers domiciled or with significant operations in developing or emerging market countries may be subject to higher risks than investments in developed countries. These risks include fluctuating currency values, underdeveloped legal or business systems, and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Currencies of developing or emerging market countries may be subject to significantly greater risks than currencies of developed countries, including the potential inability to repatriate those currencies into U.S. dollars.
At September 30, 2021, the Fund had 0.7% of its net assets denominated in Argentine Pesos. Argentina has restricted currency repatriation since September 2019, and had restructured certain issues of its debt. Political and economic conditions in Argentina could continue to affect the value of the Fund's holdings.
5. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
6. Restricted Securities
At September 30, 2021, investments in restricted securities, excluding securities exempt from registration under the Securities
Act of 1933, were as follows:
Principal
Amount /
Shares Issuer
Acquisition
Date Cost Value
Templeton Emerging Markets Income Fund
93,760,463
a
K2016470219 South Africa Ltd., A ............... 5/10/11 - 2/01/17 $ 538,947 $ —
161,018,517
a
K2016470219 South Africa Ltd., B ............... 5/10/11 - 2/01/17 119,550 —
12,350,880
Reventazon Finance Trust, Senior Secured Bond, 144A,
8%, 11/15/33 .............................. 12/18/13 12,350,880 13,404,022
Total Restricted Securities (Value is 3.5% of Net Assets) .............. $13,009,377 $13,404,022
a
The Fund also invests in unrestricted securities of the issuer, valued at $0 as of September 30, 2021.
3. Derivative Financial Instruments
(continued)

Templeton Emerging Markets Income Fund
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
7. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended September
30, 2021, the Fund held investments in affiliated management investment companies as follows:
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of September 30, 2021, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Emerging Markets Income Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $54,497,661 $240,317,149 $(267,261,146) $— $— $27,553,664 27,553,664 $1,614
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $— $871,850 $(871,850) $ — $ — $— — $8
Total Affiliated Securities ... $54,497,661 $241,188,999 $(268,132,996) $— $— $27,553,664 $1,622

Templeton Emerging Markets Income Fund
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant
Level 3 financial instruments at the beginning and/or end of the period. The reconciliation of assets and liabilities for the nine months ended September 30, 2021, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Emerging Markets Income Fund
Assets:
Investments in Securities:
Common Stocks :
Mexico .............................. $ — $ — $ —
a
$ —
South Africa .......................... 1,041,729 — —
a
1,041,729
Warrants .............................. — — —
a
—
Convertible Bonds ....................... — 4,105,381 — 4,105,381
Corporate Bonds :
Bermuda ............................ — 314,855 — 314,855
Costa Rica ........................... — — 13,404,022 13,404,022
South Africa .......................... — — —
a
—
Foreign Government and Agency Securities .... — 300,648,318 — 300,648,318
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 27,553,664 42,103,064 — 69,656,728
Total Investments in Securities ........... $28,595,393 $347,171,618 $13,404,022 $389,171,033
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 3,174,714 $ — $ 3,174,714
Restricted Currency (ARS) ................. — 104,399 — 104,399
Total Other Financial Instruments ......... $— $3,279,113 $— $3,279,113
Receivables:
Interest (ARS) ........................... $— $129,389 $— $129,389
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 7,804,348 $ — $ 7,804,348
Swap contracts .......................... — 1,070,088 — 1,070,088
Total Other Financial Instruments ......... $— $8,874,436 $— $8,874,436
Payables:
Deferred Tax (ARS) ....................... $— $1,281 $— $1,281
a
Includes securities determined to have no value at September 30, 2021.
8. Fair Value Measurements
(continued)

Templeton Emerging Markets Income Fund
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of September 30, 2021, are as follows:
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
c
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Templeton Emerging Markets Income Fund
Assets:
Investments in Securities:
Common Stocks :
Mexico ...... $ —
d
$ — $ — $ — $ — $ — $ — $ — $ —
d
$ —
South Africa .. —
d
— — — — — — — —
d
—
Warrants :
Mexico ...... —
d
— — — — — — — —
d
—
Tanzania .... 58,239 — — — — — (18,666) (39,573) — —
Corporate Bonds :
Costa Rica ... 12,171,980 — (269,281) — — — — 1,501,323 13,404,022 1,491,760
South Africa .. 193,230
d
24,252 — — — 741,139 — (958,621) —
d
(958,621)
Tanzania .... 4,298,803 — (1,664,100) — — — (12,235,900) 9,601,197 — —
Foreign
Government
and Agency
Securities :
Argentina .... 12,047,337 — — — (12,047,337) — — — — —
Escrows and
Litigation Trusts — —
d
(24,718) — — — 24,718 — —
d
—
Short Term
Investments .. 761,476 — — — (761,476) — — — — —
Total Investments in
Securities ....... $29,531,065 $24,252 $(1,958,099) $— $(12,808,813) $741,139 $(12,229,848) $10,104,326 $13,404,022 $533,139
Other Financial Instruments:
Restricted Currency
(ARS) ......
$2,615 $— $— $— $(2,615) $— $— $— $— $—
Receivables:
Interest (ARS) .
$202,372 $— $— $— $(202,372) $— $— $— $— $—
Liabilities:
Payables:
Investment
Securities
Purchased (ARS)
$119,661 $— $— $— $(119,661) $— $— $— $— $—
Deferred Tax (ARS)
$1,730 $— $— $— $(1,730) $— $— $— $— $—
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
C
Transfers out of level 3 were as a result of changes in the levels of observable liquidity and the improved reliability of a significant input.
d
Includes securities determined to have no value.
8. Fair Value Measurements
(continued)

Templeton Emerging Markets Income Fund
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
9. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.
Description
Fair Value at
End of Period
Valuation
Technique
Unobservable
Inputs Amount
Impact to Fair
Value if Input
Increases
a
Templeton Emerging Markets Income Fund
Assets:
Investments in Securities:
Corporate Bonds:
Costa Rica
.....
$13,404,022 Discounted cash
flow
Discount rate
b
6.4% Decrease
c
All Other
.......
—
d
Total
..................
$13,404,022
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
b
The discount rate is comprised of the risk-free rate, the 10-year Costa Rican CDS curve, and an incremental credit spread that combines with the first two components to arrive at an 8% yield on issue date for an 8% coupon bond issued at par.
c
Represents a significant impact to fair value and net assets.
d
Includes securities determined to have no value at September 30, 2021.
8. Fair Value Measurements
(continued)

Templeton Emerging Markets Income Fund
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
Abbreviations
Counterparty
BOFA
Bank of America Corp.
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SCNY
Standard Chartered Bank
Cu r rency
ARS
Argentine Peso
BRL
Brazilian Real
COP
Colombian Peso
EGP
Egyptian Pound
EUR
Euro
GHS
Ghanaian Cedi
IDR
Indonesian Rupiah
KRW
South Korean Won
PEN
Peruvian Nuevo Sol
THB
Thai Baht
TRY
Turkish Lira
USD
United States Dollar
UZS
Uzbekistani Som
Selected Portfolio
CDI Certificado de Depósito Interbancário
CER Reference Stabilization Coefficient
PIK Payment-In-Kind
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.